Equity - Summary of other comprehensive income explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity instruments at fair value through other comprehensive income
(Losses) gains on equity instruments at fair value through other comprehensive income, net	S/ (21,663)	S/ 145,899	S/ 8,175
Subtotal	(21,663)	145,899	8,175
Non-controlling interest	(43)	231	(35)
Income Tax	(218)	31	36
Total	(21,924)	146,161	8,176
Debt instruments at fair value through other comprehensive income
Unrealized net (loss) gain on debt instruments at fair value through other comprehensive income	(1,848,192)	(1,986,046)	791,762
Transfer to income of unrealized net loss (gain) on debt instruments at fair value through other comprehensive income	14,263	(249,689)	(193,683)
Transfer to income of loss (recovery) for impairment on debt instruments at fair value through other comprehensive income	12,746	(30,994)	32,865
Subtotal	(1,821,183)	(2,266,729)	630,944
Non-controlling interest	(4,423)	(6,978)	2,082
Income Tax	(8,250)	(8,404)	2,643
Total	(1,833,856)	(2,282,111)	635,669
Insurance premiums reserve	1,518,484	1,389,995	(331,990)
Non-controlling interest	2,496	2,285	(546)
Total	1,520,980	1,392,280	(332,536)
Cash flow hedges:
Net (loss) gain from cash flow hedges	(70,170)	68,615	(38,924)
Transfer of net realized loss (gain) from cash flow hedge to consolidated statement of income	16,030	13,371	24,574
Subtotal	(54,140)	81,986	(14,350)
Non-controlling interest	(144)	261	(59)
Income Tax	(8,670)	15,696	(3,559)
Total	(62,954)	97,943	(17,968)
Foreign currency translation reserve	S/ (50,165)	S/ 95,674	S/ 76,935